Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of summary of ESOP expense
	2014	2013

Allocated shares	$54,519	$55,515
Shares committed for allocation	3,767	3,680
Unearned shares	24,991	28,758

Total ESOP shares	83,277	87,953

Fair value of unearned shares at December 31	$574,793	$562,219